Asbestos-Related Liabilities (Summary of Claims Activity) (Details) - Claim	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingency, Pending Claims [Roll Forward]
Beginning claims	55,500	54,500	54,000
New claims	2,500	2,500	2,500
Settlements or dismissals	(2,500)	(1,500)	(2,000)
Ending claims	55,500	55,500	54,500